Intangible Assets - Schedule of Mining Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Bitcoins [Member]
Schedule of Mining Activities [Line Items]
Balance, Number	802.77
Balance, Amount	$ 26,348
Balance, Number	802.77
Balance, Amount	$ 70,333
Receipt of BTC from mining services and investment income, Number
Receipt of BTC from mining services and investment income, Amount
Cumulative effect upon adoption of ASU 2023-08, Number
Cumulative effect upon adoption of ASU 2023-08,	$ 49,562
Change in fair value recognized in earnings, Number
Change in fair value recognized in earnings, Amount	$ (5,577)
Etherum [Member]
Schedule of Mining Activities [Line Items]
Balance, Number	2,949.79
Balance, Amount	$ 3,525
Balance, Number	2,949.79
Balance, Amount	$ 8,766
Receipt of BTC from mining services and investment income, Number
Receipt of BTC from mining services and investment income, Amount
Cumulative effect upon adoption of ASU 2023-08, Number
Cumulative effect upon adoption of ASU 2023-08,	$ 6,387
Change in fair value recognized in earnings, Number
Change in fair value recognized in earnings, Amount	$ (1,146)